Intangible Assets, Net - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible assets with finite lives:
Acquired technology	$ 5,490	$ 5,490
Accumulated amortization:
Acquired technology	2,054	295
Intangible assets, net	3,436	5,195
Acquired technology [Member]
Intangible assets with finite lives:
Acquired technology	3,201	3,201
Accumulated amortization:
Acquired technology	522	75
Customer relationship [Member]
Intangible assets with finite lives:
Acquired technology	1,350	1,350
Accumulated amortization:
Acquired technology	1,186	170
Non-competition agreements [Member]
Intangible assets with finite lives:
Acquired technology	939	939
Accumulated amortization:
Acquired technology	$ 346	$ 50